Stockholders’ Equity (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital stock shares authorized	100,000,000				100,000,000		100,000,000
Common stock shares authorized	90,000,000				90,000,000		90,000,000	90,000,000
Common stock par value	$ 0.000001				$ 0.000001		$ 0.000001	$ 0.000001
Preferred stock shares authorized	10,000,000				10,000,000		10,000,000	10,000,000
Preferred stock par value	$ 0.000001				$ 0.000001		$ 0.000001	$ 0.000001
Number of shares issued during period, value		$ 50,000		$ 275,000			$ 275,000
Number of shares issued for options exercised
Number of shares issued for options exercised, value	$ 71,700	15,400	$ 35,000
Issuance of common stock for cashless exercise of stock options
Warrant outstanding	2,006,250				2,006,250		1,631,250	1,631,250	1,500,000
Fair value of warrants					$ 457,417
Proceeds from common stock sold					50,000	275,000	$ 275,000	$ 10,500,000
Loss on the settlement of debt								252,900
Weighted-average fair value of options							$ 0.211
Weighted Average Exercise Price							$ 0.215
Stock option expense					$ 297,974	$ 457,242	$ 739,973
Unamortized stock option expense							$ 253,830
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average fair value of options							$ 1.11
Weighted-average exercise price of options							$ 4.00
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period								2,625,000
Sale of stock, price per share								$ 4.00
Proceeds from issuance of public offering								$ 10,500,000
Warrants to purchase common stock							131,250
Warrants exercise price per share							$ 5.00
Warrant expire date, description							November 2024
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding	187,500				187,500
Fair value of warrants					$ 451,415
Acuitas Group Holdings, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period					825,000
Number of shares issued during period, value					$ 3,240,600
Payment of Financing and Stock Issuance Costs					$ 3,240,600
Legal Settlements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period					225,000
Number of shares issued during period, value					$ 1,103,750
Convertible Note Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion, converted instrument, shares issued					1,000,000
Debt conversion shares issued, value					$ 500,000
Stock Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for options exercised					295,000
Number of shares issued for options exercised, value					$ 87,100
Issuance of common stock for cashless exercise of stock options, shares					960,550
Issuance of common stock for cashless exercise of stock options					$ 1,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period		100,000		2,553,571			2,553,571
Number of shares issued during period, value				$ 3			$ 3
Number of shares issued for options exercised	260,000	35,000			295,000
Number of shares issued for options exercised, value
Issuance of common stock for cashless exercise of stock options		$ 1
Board of Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period			100,000		1,000,000
Shares issued price per share	$ 0.50				$ 0.50
Number of shares issued during period, value					$ 50,000
Common stock sold							125,000
Proceeds from common stock sold			$ 50,000				$ 25,000
Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period					600
Three Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock sold							2,553,571
Proceeds from common stock sold							$ 275,000
Vendors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period							84,300
Number of shares issued during period, value							$ 674,000
Accounts payable and accrued expenses								$ 421,500